Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000218791 | 38150K103 | Goldman Sachs Physical Gold ETF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000218791 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000218791 | 81369Y886 | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218791 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218791 | 72201R593 | Pimco Commodity Strategy Active ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218791 | 921937793 | Vanguard Long-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000218791 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000218791 | 464287440 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000218791 | 464288661 | iShares 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000218791 | 46141D203 | Invesco DB US Dollar Index Bullish Fund
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000218791 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218791 | Specialty
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000218791 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000218791 | Equity
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000218791 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000218792 | 47103U845 | Janus Henderson AAA CLO ETF
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000218792 | 464287390 | iShares Latin America 40 ETF
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000218792 | 922908553 | Vanguard Real Estate ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000218792 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000218792 | 81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000218792 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000218792 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000218792 | 37954Y673 | Global X US Infrastructure Development ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000218792 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000218792 | 825252885 | Invesco Government & Agency Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218792 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218792 | Equity
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000218792 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000227938 | 38150K103 | Goldman Sachs Physical Gold ETF
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000227938 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000227938 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000227938 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000227938 | 81369Y605 | Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000227938 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000227938 | Equity
Holdings [Line Items]
Percent of Net Asset Value	88.70%